SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 19, 2013	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due From Employees Interest Rate Stated Percentage			4.00%
Net Realized and Unrealized Gain (Loss) on Trading Securities			$ 987	$ 957	$ (197)
Impairment of available for sale marketable securities			$ 0	$ 700	$ 714
Sale of Stock, Percentage of Ownership before Transaction	56.80%	75.60%
Sale of Stock, Percentage of Ownership after Transaction	48.60%	42.20%
Sapiens [Member]
Sale of Stock, Percentage of Ownership before Transaction	56.80%		56.80%
Sale of Stock, Percentage of Ownership after Transaction	48.60%		48.60%